Note 7 - Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts Receivable Additional Disclosures [Abstract]
Accounts Receivable, Additional Narrative Disclosure

4.             ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	March 31, 2014	December 31, 2013 *
Accounts receivable	$1,844,015	$2,882,744
Unbilled receivables	-	202,250
Other receivables	18,142	19,364
Allowance for doubtful accounts	(57,680)	(57,680)
Total	$1,804,477	$3,046,678

* Derived from December 31, 2013 audited financial statements.

7.             ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$2,882,744	$1,345,317
Unbilled receivables	202,250	-
Other receivables	19,364	-
Allowance for doubtful accounts	(57,680)	(40,000)
Total	$3,046,678	$1,305,317